Property, Plant and Equipment - Summary of Weighted Average Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	3.80%	4.60%
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	4.90%	5.50%
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	10.00%	13.00%
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	9.30%	11.80%
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	22.70%	27.70%
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	11.00%	8.00%
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	27.60%	28.20%
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	16.50%	16.40%
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	0.10%	0.70%
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	3.70%	3.80%